Subsequent Events (Details Narrative) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 13, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 21, 2013
Sale of shares of common stock	720,000
Proceeds from sale of stock	$ 137,428	$ 6,789,685			$ 1,011,203
Placement agent warrants issued	32,900
Warrant exercise price	$ 0.2
Additional debt issuance						200,000
Unissued shares						750,000
Bridge notes, net [Member]
Note payment				25,000
Allocated toward principal				21,040
Allocated to accrued interest				3,960
Remaining principal balance				36,658
us-gaap:SeniorNotes [Member]
Authorized but not yet issued					$ 500,000